FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
FINANCIAL INSTRUMENTS

15.	FINANCIAL INSTRUMENTS

15.a)	Identification and valuation of financial instruments

The Company may operate with several financial instruments, with an emphasis on cash and cash equivalents, including financial investments, marketable securities, accounts receivable from customers, accounts payable to suppliers and borrowings and financing. Additionally, the Company may also operate with derivative financial instruments, such as swap of exchange or interest and commodities derivatives.

Given the nature of these instruments, fair value is essentially determined using observable quotations in active markets, particularly B3 S.A. – Brasil, Bolsa, Balcão. The amounts recorded in current assets and liabilities have immediate liquidity or maturity, mostly in the short term. Considering the terms and characteristics of these instruments, the carrying amounts approximate the fair values.

•	Classification of financial instruments

								Consolidated
					12/31/2025			12/31/2024
	Ref.	Fair value through other comprehensive income	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4			14,421,022	14,421,022		23,310,197	23,310,197
Financial investments	5		372,397	270,318	642,715	860,591	50,787	911,378
Trade receivables	6		66,464	2,330,569	2,397,033	181,262	2,719,736	2,900,998
Dividends and interest on equity	9			76,026	76,026		201,436	201,436
Derivative financial instruments	9		494		494	152,967		152,967
Receivables - Usiminas Shares	9			192,911	192,911
Other receivables				2,377	2,377
Trading securities	9		2,598		2,598	2,947		2,947
Loans - related parties	24.b			4,147	4,147		5,315	5,315
Total			441,953	17,297,370	17,739,323	1,197,767	26,287,471	27,485,238

Non-current
Financial investments	5			25,257	25,257		169,977	169,977
Receivables - Usiminas Shares	9			150,578	150,578
Other trade receivables				19,759	19,759		1,888	1,888
Eletrobrás compulsory loan	9			3,787	3,787		51,012	51,012
Receivables by indemnity	9			779,827	779,827		790,914	790,914
Loans - related parties	24.b			2,137,882	2,137,882		1,903,028	1,903,028
Total				3,117,090	3,117,090		2,916,819	2,916,819

Total Assets			441,953	20,414,460	20,856,413	1,197,767	29,204,290	30,402,057

Liabilities
Current
Borrowings and financing	14			10,522,974	10,522,974		8,902,558	8,902,558
Lease liabilities	16			238,702	238,702		206,323	206,323
Trade payables	17			7,162,929	7,162,929		7,030,734	7,030,734
Trade payables - Forfaiting	17.a			2,905,018	2,905,018		2,902,593	2,902,593
Dividends and interest on capital	19			358,040	358,040		61,965	61,965
Derivative transactions	19	67,304			67,304
Concessions to be paid	19			13,350	13,350		12,555	12,555
Total		67,304		21,201,013	21,268,317		19,116,728	19,116,728

Non-current
Borrowings and financing	14			43,069,646	43,069,646		48,656,020	48,656,020
Lease liabilities	16			855,037	855,037		633,982	633,982
Trade payables	17			66,807	66,807		43,263	43,263
Derivative transactions	19		153,507		153,507	157,857		157,857
Concessions to be paid	19			78,419	78,419		78,728	78,728
Total			153,507	44,069,909	44,223,416	157,857	49,411,993	49,569,850
Total Liabilities		67,304	153,507	65,270,922	65,491,733	157,857	68,528,721	68,686,578

•	Fair Value Measurement

The following table shows the financial instruments recorded at fair value through profit or loss, classifying them according to the fair value hierarchy:

Consolidated			12/31/2025			12/31/2024
	Level 1	Level 2	Balances	Level 1	Level 2	Balances
Assets
Current
Financial investments	372,397		372,397	860,591		860,591
Trade receivables, net	66,464		66,464	181,262		181,262
Derivative transactions		494	494		152,967	152,967
Trading securities	2,598		2,598	2,947		2,947
Total Assets	441,459	494	441,953	1,044,800	152,967	1,197,767
Liabilities
Current
Derivative financial instruments		67,304	67,304
Non-current
Derivative transactions		153,507	153,507		157,857	157,857
Total Liabilities		220,811	220,811		157,857	157,857

Level 1 - Data prices are quoted in an active market for items identical to the assets and liabilities being measured.

Level 2 - Consider inputs observable in the market, such as interest rates, exchange rates, etc., but are not prices negotiated in active markets.

Level 3 - There are no assets and liabilities classified as level 3.

15.b)	Financial Risk Management

The Company uses risk management strategies with guidance on the risks incurred on the business. The nature and general position of financial risks are regularly monitored and managed to assess results and the financial impact on cash flow. Credit limits and hedge quality of counterparties are also reviewed periodically.

Market risks are hedged when it is considered necessary to support the corporate strategy or when it is necessary to maintain the level of financial flexibility.

The Company is exposed to exchange rates, interest rates, market prices and liquidity risks.

The Company may manage some of the risks using derivative instruments not associated with any speculative trading or short selling.

i)	Exchange Rate Risk

The exposure arises from the existence of assets and liabilities denominated in Dollar or Euro, since the Company’s functional currency is substantially the Real and is referred to as natural exchange exposure. Net exposure is the result of the offsetting of the natural exchange exposure by the instruments of hedge adopted by CSN.

The consolidated net exposure as is shown below:

	12/31/2025	12/31/2024
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in US$’000)
Cash and cash equivalents overseas	895,337	1,951,025
Trade receivables	212,372	58,296
Financial investments	388,705	270,038
Borrowings and financing	(6,002,208)	(5,983,492)
Trade payables	(248,790)	(284,843)
Others	(14,528)	(37,185)
Natural Gross Foreign Exchange Exposure (assets - liabilities)	(4,769,112)	(4,026,161)
Derivative transactions (*)	4,396,413	5,098,257
Net foreign exchange exposure	(372,699)	1,072,096
(*)	Total notional value of derivative and non-derivative financial instruments used for exchange risk management.

The Company uses Hedge Accounting as a strategy, as well as derivative financial instruments to protect future cash flow.

Sensitivity Analysis of Derivative Financial Instruments and Consolidated Foreign Exchange Exposure

The Company evaluated two different scenarios for the analysis of the exchange rate impact: Scenario 1 projects a horizon of increased currency volatility, and Scenario 2 predicts a horizon of currency appreciation. The calculation is based on the closing exchange rate on December 31, 2025, using assumptions based on a variance calculation that considers both historical exchange rate fluctuations and management's projections.

The currencies used in the sensitivity analysis and their respective scenarios are shown below:

				12/31/2025				12/31/2024
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	5.5024	5.2006	5.7964	5.0436	6.1923	5.7779	6.2560	5.0799

The effects on the result, considering scenarios 1 and 2, are shown below:

					12/31/2025
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	895,337	Dollar	(270,213)	263,229	(410,781)
Trade receivables	212,372	Dollar	(64,094)	62,437	(97,436)
Financial investments	388,705	Dollar	(117,311)	114,279	(178,338)
Borrowings and financing	(6,002,208)	Dollar	1,811,466	(1,764,649)	2,753,813
Trade payables	(248,790)	Dollar	75,085	(73,144)	114,145
Others	(14,528)	Dollar	4,385	(4,271)	6,665
Derivative financial instruments	4,396,413	Dollar	(1,326,838)	1,292,545	(2,017,074)
Impact on profit or loss			112,480	(109,574)	170,994

(*)	The probable scenarios were calculated considering the following variations for the risks: Real x Dollar - Valuation of the real by 5.48%. Source: Central Bank of Brazil on February 20, 2026.

					12/31/2024
Instruments	Notional amount	Risk	Probable scenario (*) R$	Scenario 1 R$	Scenario 2 R$
Cash and cash equivalents overseas	1,951,025	Dollar	(139,931)	19,862	(427,219)
Trade receivables	58,296	Dollar	(4,181)	593	(12,765)
Financial investments	270,038	Dollar	(19,368)	2,749	(59,131)
Borrowings and financing	(5,983,492)	Dollar	429,145	(60,913)	1,310,215
Trade payables	(284,843)	Dollar	20,429	(2,900)	62,373
Others	(37,185)	Dollar	2,667	(379)	8,142
Derivative financial instruments	5,098,257	Dollar	(365,655)	51,902	(1,116,374)
Impact on profit or loss			(76,894)	10,914	(234,759)

ii)	Interest Rate Risk

This risk stems from financial investments, loans, and financing and debentures in short and long terms linked to pre-fixed and post-fixed interest rates of CDI, TJLP and SOFR, exposing these financial assets and liabilities to interest rate fluctuations as demonstrated in the sensitivity analysis chart below.

With the modification of the global financial market in debt instruments in recent years and in line with recommendations from international regulatory bodies, the market began transitioning from LIBOR (London Interbank Offered Rate) to SOFR (Secured Overnight Financing Rate) starting in 2022. On September 30, 2023, all contracts were migrated to SOFR, as evidenced in the interest rate sensitivity analysis.

Sensitivity Analysis of Interest Rate Changes

Below, we present the sensitivity analysis to risks related to interest rates. The Company considered two different scenarios to assess the impact of variations in these rates: Scenario 1 predicts a horizon of rising interest rates, and Scenario 2 projects a reduction horizon. The closing rates at December 31, 2025 were used as a reference for the calculation, based on a dispersion model that considers not only historical interest rate fluctuations but also detailed management projections.

This approach allows a comprehensive and precise assessment of potential economic impacts arising from interest rate fluctuations.

			Consolidated			Consolidated
			12/31/2025			12/31/2024
Interest	Probable scenario	Scenario 1	Scenario 2	Probable scenario	Scenario 1	Scenario 2
CDI	14.90%	17.69%	12.97%	12.15%	13.72%	10.56%
TJLP	9.07%	9.22%	6.18%	7.43%	8.11%	6.72%
IPCA	4.26%	4.76%	3.96%	4.83%	5.60%	4.27%
SOFR 6M	3.57%	4.70%	3.26%	4.25%	5.31%	0.51%
SOFR	3.87%	5.54%	3.64%	4.49%	5.28%	0.30%
EURIBOR 3M	2.03%	4.31%	1.95%	2.71%	4.22%	1.73%
EURIBOR 6M	2.11%	4.38%	2.02%	2.57%	4.19%	2.27%

The effects on balances in reals related to assets and liabilities linked to interest rates, considering scenarios 1 and 2, are demonstrated below:

				Impact on balances on 12/31/2025
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	14.90%	5,509,312	(16,397,776)	(1,622,381)	(1,926,578)	(1,412,668)
TJLP	9.07%		(824,228)	(74,757)	(75,994)	(50,901)
IPCA	4.26%		(1,286,852)	(54,820)	(61,224)	(50,899)
SOFR 6M	3.57%		(5,059,304)	(180,829)	(237,992)	(165,118)
SOFR	3.87%		(472,461)	(18,284)	(26,170)	(17,192)
EURIBOR 3M	2.03%		(849,153)	(17,255)	(36,571)	(16,517)
EURIBOR 6M	2.11%		(22,592)	(476)	(989)	(456)
Impact on profit or loss				(1,968,802)	(2,365,518)	(1,713,751)
(*)	The sensitivity analysis is based on the premise of maintaining as a probable scenario the market values as of December 31, 2025 recorded in the Company's assets and liabilities.

				Impact on balances on 12/31/2024
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
CDI	12.15%	9,268,751	(11,116,328)	(224,481)	(253,426)	(195,057)
TJLP	7.43%		(775,705)	(57,635)	(62,871)	(52,115)
IPCA	4.83%		(18,703)	(903)	(1,047)	(799)
SOFR 6M	4.25%		(4,411,472)	(187,488)	(234,120)	(22,423)
SOFR	4.49%		(3,992,233)	(179,251)	(210,660)	(12,141)
EURIBOR 3M	2.71%		(289,634)	(7,861)	(12,214)	(5,017)
EURIBOR 6M	2.57%		(19,550)	(502)	(819)	(445)
				(658,121)	(775,157)	(287,997)

iii)	Market Price Risk

The Company is also exposed to market risks related to the volatility of commodities and input prices. In line with its risk management policy, risk mitigation strategies involving commodities may be used to reduce cash flow volatility. These mitigation strategies may incorporate derivative instruments, predominantly forward, futures, and options transactions.

Below are the instruments for price risk protection, as shown in the following topics:

a) Cash flow Hedge Accounting - “Platts” Index

To better reflect the accounting effects of the "Platts" hedge strategy on the result, CSN Mineração opted to formally designate the hedge and, consequently, adopted hedge accounting for the iron ore derivative as a hedge accounting instrument for its highly probable future iron ore sales. As a result, the mark-to-market arising from the "Platts" volatility will be temporarily recorded in shareholders' equity and will be taken to the income statement when the sales occur according to the contracted evaluation period. This allows the recognition of "Platts" volatility on iron ore sales to be recognized at the same time.

The Company has periodically reviewed market scenarios to assess its exposure to iron ore price risk to ensure adequate coverage of market price fluctuations. This process involves monitoring fluctuations and trends in global prices, in addition to considering economic and geopolitical factors that may impact the value of this commodity.

The table below presents the profit or loss of the derivative instrument up to December 31, 2025:

				12/31/2025	12/31/2025	12/31/2024	12/31/2025	12/31/2024	12/31/2025	12/31/2024
		Appreciation (R$)		Fair value (market)	Other operating income expenses		Other comprehensive income		Financial income and expenses (note 30)
Maturity	Notional	Asset position	Liability position	Amounts receivable / (payable)
01/01/2024 to 06/30/2024 (Settled)	Platts					452,906				19,446
03/01/2025 to 11/30/2025 (Settled)	Platts				93,419				(180)
12/01/2025 to 12/31/2025 (1)	Platts	1,800,454	(1,837,234)	(36,780)	(36,162)				(618)
01/01/2026 to 01/31/2026	Platts	1,181,900	(1,203,692)	(21,792)			(21,361)		(431)
02/01/2026 to 02/28/2026	Platts	529,067	(536,151)	(7,084)			(6,961)		(123)
03/01/2026 to 03/31/2026	Platts	229,249	(230,947)	(1,698)			(1,705)		7
04/01/2026 to 04/30/2026	Platts	28,791	(28,741)	50			50		(1)
		3,769,461	(3,836,765)	(67,304)	57,257	452,906	(29,977)		(1,346)	19,446
(1)	This transaction matured on December 31, 2025, and was settled in early January 2026.

The reconciliation of the amounts related to cash flow hedge accounting - "Platts" index recorded in equity as of December 31, 2025, is demonstrated as follows:

	12/31/2024	Movement	Realization	12/31/2025
Cash flow hedge–“Platts”		27,280	(57,257)	(29,977)
Income tax and social contribution on cash flow hedge		(9,275)	19,467	10,192
Fair Value of cash flow hedge - Platts, net		18,005	(37,790)	(19,785)

The cash flow hedge - "Platts" index was fully effective since the contracting of derivative instruments.

To support the designations, the Company prepared formal documentation indicating how the cash flow hedge accounting designation - "Platts" index aligns with CSN's risk management objective and strategy, identifying the protection instruments used, the hedge object, the nature of the risk to be protected, and demonstrating the expectation of high effectiveness of the designated relationships. Iron ore derivative instruments ("Platts" index) were designated in amounts equivalent to the portion of future sales, comparing the designated amounts with the expected and approved amounts in the budgets of the Management and Board.

b) Cash flow Hedge Accounting

Foreign Exchange Hedge

The Company and its subsidiary CSN Mineração formally designate cash flow hedge relationships to protect highly probable future flows exposed to the dollar related to sales made in dollars.

With the objective of better reflecting the accounting effects of the foreign exchange hedge strategy in the results, CSN and its subsidiary CSN Mineração designated part of their dollar liabilities as a hedge instrument for their future exports. As a result, the exchange rate variation from designated liabilities will be temporarily recorded in shareholders' equity and will be transferred to the income statement when the respective exports occur, thus allowing the recognition of dollar fluctuations on the liability and exports to be recorded at the same time. It is emphasized that the adoption of this hedge accounting does not imply the contracting of any financial instrument.

The table below presents the summary of hedging relationships as of December 31, 2025:

									12/31/2025
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortized part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
07/31/2019	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	January 2020 - April 2026	3.7649	1,342,761	(965,961)	(163,673)	(654,690)
01/10/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2020 to November 2025 until December 2050	4.0745	1,416,000	(1,416,000)	(75,717)	(1,214,600)
01/28/2020	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	March 2027 - January 2028	4.2064	1,000,000			(1,296,000)
06/06/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.2700	30,000	(30,000)	(17,961)
06/01/2022	Bonds and Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - April 2032	4.7289	1,145,000	(360,000)	(130,497)	(607,198)
12/01/2022	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2031	5.0360	490,000	(37,000)		(211,279)
12/01/2022	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - December 2025	5.2565	100,000	(100,000)	(24,590)
05/16/2024	Export Prepayments in US$ with third parties, ACC and Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	September 2024 - March 2035	5.1270	1,202,000	(248,400)	(71,590)	(357,981)
06/25/2024	Advance on foreign exchange contract	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2024 - February 2025	5.4405	10,000	(10,000)	(2,853)
06/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	June 2022 - May 2033	4.7289	878,640	(260,060)	(81,905)	(478,472)
12/01/2022	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	December 2022 - June 2027	5.0360	70,000			(32,559)
05/16/2024	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	August 2025 - March 2035	5.1270	208,717	(81,686)	(5,039)	(47,687)
Total recognized in the consolidated						7,893,118	(3,509,107)	(573,825)	(4,900,466)

The net balance of the amounts designated and already amortized in US dollars totals US$ 4,384,011 (US$ 2,877,563 as of December 31, 2024).

In the hedge relationships described above, the values of the debt instruments were fully designated for equivalent portions of iron ore exports.

As of December 31, 2025, the hedge relationships established by the Company were effective, according to the prospective and retrospective tests performed. Thus, no reversal due to ineffectiveness of cash flow hedge accounting was recorded.

c) Net Investment Hedge in Foreign Subsidiaries

The information related to the net investment hedge did not change in relation to that disclosed in the Company's financial statements as of December 31, 2024. The balance recorded as of December 31, 2025, and December 31, 2024, is R$ 6,292,800.

d) Hedge Accounting Transactions

The reconciliation of values related to cash flow hedge accounting recorded in equity as of December 31, 2025, is demonstrated as follows:

				Consolidated
	12/31/2024	Movement	Realization	12/31/2025
Cash flow hedge	(8,970,450)	3,496,160	573,825	(4,900,465)
Income tax and social contribution on cash flow hedge	3,049,954	(1,188,694)	(195,100)	1,666,160
Fair Value of cash flow accounting, net taxes	(5,920,496)	2,307,466	378,725	(3,234,305)

iv)	Credit Risk

The exposure to credit risks of financial institutions observes the parameters established in financial policy. The Company's practice is the detailed analysis of the equity and financial situation of its customers and suppliers, the establishment of a credit limit and the permanent monitoring of its outstanding balance.

Regarding financial investments, the Company only makes investments in institutions with low credit risk assessed by credit rating agencies. Since part of the resources is invested in repurchase agreements that are backed by Brazilian government securities, there is also exposure to the credit risk of the Brazilian State.

Regarding credit risk exposure in trade and other receivables, the Company has a credit risk committee where each new customer is individually analyzed for their financial condition before credit limits and payment terms are granted. This is periodically reviewed according to the procedures specific to each business area.

v)	Liquidity Risk

It is a risk that the Company may not have sufficient net funds to honor its financial commitments as a result of the mismatch of term or volume between expected receipts and payments.

Future receipt and payment premises are established to manage cash liquidity in domestic and foreign currencies, which are monitored on a day-to-day basis by the Treasury Department. The payment schedules for long-term installments of borrowings, financing and debentures are shown in note 14.

The following are the contractual maturities of financial liabilities including interest:

						Consolidated
At December 31, 2025	Ref.	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowing and financing	14.b	10,522,974	14,615,628	12,949,869	15,504,149	53,592,620
Lease liabilities	16	238,702	317,504	132,888	404,645	1,093,739
Derivative financial instruments	19				153,507	153,507
Trade payables	17	7,162,929	63,214	3,203	390	7,229,736
Trade payables - Forfaiting	17.a	2,905,018				2,905,018
Dividends and interest on capital	19	125,062				125,062
Concessions to be paid	19	13,350	13,350	40,050	25,019	91,769
		20,968,035	15,009,696	13,126,010	16,087,710	65,191,451

Fair Values of Assets and Liabilities in Relation to the Book Value

Assets and liabilities measured at fair value through profit or loss are recognized under financial results. However, when designated for hedge accounting operations, fair value adjustments are recorded under other comprehensive income up until the moment they are realized, when they are then recorded under other operating income (expenses), according to the nature of the operation.

The amounts are recorded in the financial statements at their book value, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, except for the amounts below.

The estimated fair value for certain consolidated long-term loans and financing was calculated at current market rates, considering the nature, term and risks similar to those of the registered contracts, as follows:

		12/31/2025		12/31/2024
	Closing Balance	Fair value	Closing Balance	Fair value
Fixed Rate Notes (*)	19,728,321	16,958,019	22,204,604	19,584,985
(*)	Source: Bloomberg

15.c)	Derivative Financial Instruments Portfolio Position

Position of the derivative financial instrument’s portfolio

Foreign Exchange Swap CDI x Dollar

In October 2023, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for October 2028, and which has a principal amount of R$680,000.

In January 2025, the Company entered into a new swap agreement with the purpose of mitigating the risk associated with an External Credit Note (NCE) acquired during the same period, whose maturity is scheduled for January 2028, and which has a principal amount of US$50,000.

Real x Dollar Foreign Exchange Swap

The Subsidiary CSN Cimentos Brasil, after receiving foreign currency loan in the amount of US$115,000, contracted derivative instruments to hedge again foreign exchange exposure to the dollar. This transaction was settled in June 2025.

On July 2024, CSN Cimentos Brasil, again, after obtaining a foreign currency loan in the amount of US$50,000, contracted derivative operations to hedge its exposure to the dollar, maturing in July 2027.

Interest Swap CDI x IPCA

CSN Mineração, CSN Cimentos Brasil and CSN issued debentures during the years 2021, 2022 and 2023, respectively, and contracted derivative operations to protect their exposure to IPCA. The CSN Mineração contracts have staggered maturities between 2031 and 2037, the CSN Cimentos contracts mature in 2038, and CSN's between 2030 and 2038.

Below is the position of the derivatives:

								Consolidated
							12/31/2025	12/31/2024
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) (note 30)
Instrument	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
Exchange rate swap
Exchange rate swap Dollar x Real - CSN Cimentos Brasil	Settled	Dollar	115,000				(92,552)	58,392
Dollar x Real swap - CSN Cimentos Brasil	2027	Dollar	50,000	296,793	(312,436)	(15,643)	(88,120)
Exchange rate swap CDI x Dollar - CSN	2028	Real	680,000	729,534	(788,851)	(59,318)	142,762	(146,529)
Exchange rate swap Dollar x Real - CSN	2028	Dollar	295,000	296,787	(354,589)	(57,802)	(57,802)	129,972
Exchange rate swap Dollar x CDI - Grupo Estrela	2027	Real	311,971	214,896	(235,146)	(20,250)	(53,029)
Total Exchange rate Swap				1,538,010	(1,691,023)	(153,013)	(148,741)	41,835
Interest rate swap
Interest rate (Debentures) CDI x IPCA - CSN	2030 to 2039	Real	2,012,358	2,143,849	(2,195,014)	(51,165)	(28,375)	(211,994)
Interest rate (Debentures) CDI x IPCA - CSN Mineração	2031 to 2037	Real	2,400,000	2,748,344	(2,769,908)	(21,564)	(25,339)	(406,992)
Interest rate (Debentures) CDI x IPCA - CSN Cimentos Brasil	2032	Real	1,200,000	1,399,848	(1,327,719)	72,129	(16,048)	(172,951)
Total interest rate (Debentures) CDI x IPCA				6,292,041	(6,292,641)	(600)	(69,762)	(791,937)

				7,830,051	(7,983,664)	(153,613)	(218,503)	(750,102)

Classification of Derivatives in the Balance Sheet and Income Statement

						12/31/2025	12/31/2024	12/31/2025	12/31/2024
Instruments	Assets		Liabilities			Other comprehensive income		Financial income (expenses), net (note 30)
	Current	Total	Current	Non-current	Total
Iron ore derivative			(67,304)		(67,304)	(29,976)		(1,346)	19,446
Exchange rate swap CDI x Dollar	494	494		(137,864)	(137,864)			31,931	(146,528)
Exchange rate swap CDI x IPCA (1)				(600)	(600)			(69,762)	(791,938)
Dollar x Real swap				(15,643)	(15,643)			(180,672)	188,364
	494	494	(67,304)	(154,107)	(221,411)	(29,976)		(219,849)	(730,656)
(1)	The SWAP CDI x IPCA derivative instruments are fully classified in the borrowings and financing group, since they are linked to debentures with the purpose of protecting against IPCA exposure.

15.d)	Investments in Securities Measured at Fair Value through Profit or Loss

The Company holds common shares (USIM3), preferred shares (USIM5) of Usiminas Siderúrgica de Minas Gerais S.A. ("Usiminas").

Usiminas shares are classified as current assets in financial investments and at fair value, based on the market price quotation B3.

According to the Company's policy, gains and losses resulting from changes in stock prices are recorded directly in the income statement under financial income for shares classified as financial investments and under other operating income and expenses for shares classified as investments.

vi)	Stock Market Price Risks

Class of shares	12/31/2025				12/31/2024				12/31/2025	12/31/2024
	Quantity	Interest (%)	Share price	Closing Balance	Quantity	Equity interest (%)	Share price	Closing Balance	Profit or loss (note 30)
USIM3	35,192,508	4.99%	5.96	209,747	106,620,851	15.12%	5.32	567,222	(43,728)	(413,689)
USIM5	27,336,117	4.99%	5.95	162,650	55,144,456	10.07%	5.32	293,369	(13,834)	(218,923)
				372,397				860,591	(57,562)	(632,612)

The Company is exposed to the risk of changes in the stock price due to the investments measured at fair value through profit or loss that have their quotations based on the market price on the B3.

Sensitivity Analysis for Stock Price Risks

We present below the sensitivity analysis for the risks related to stock price variation. The Company evaluated two distinct scenarios for the impact of price fluctuations: Scenario 1 (extreme optimistic) forecasts a horizon of price appreciation, and Scenario 2 (extreme pessimistic) considers a horizon of deterioration in price volatility. This calculation was based on the closing price of the shares on December 31, 2025, using assumptions based on both the dispersion of historical variations in prices and projections prepared by Management.

The effects on the profit or loss, considering the probable scenarios, 1 and 2, are shown below:

					12/31/2025
Class of shares	Quantity	Share price on 12/31/2025	Closing Balance	Extreme Optimistic Scenario (1)	Extreme Pessimistic Scenario (2)

USIM3	35,192,508	5.96	209,747	20,201	(75,342)
USIM5	27,336,117	5.95	162,650	15,665	(58,308)
			372,397	35,866	(133,650)

15.e)	Capital Management

The Company seeks to optimize its capital structure with the purpose of reducing its financial costs and maximizing returns to its shareholders. The following chart demonstrates the evolution of the Company's consolidated capital structure, with financing through equity and third-party capital:

Thousands of Reais	12/31/2025	12/31/2024
Shareholder's equity (equity)	15,736,350	15,459,116
Borrowings and Financing (Third-party capital)	52,924,547	56,914,621
Gross Debit/Shareholder's equity	3.36	3.68

Accounting Policy

The Company's financial instruments are classified based on the definition of the Company's business model and, in the case of financial assets, cash flow characteristics. On initial recognition, financial assets can be classified into three categories: assets measured at amortization cost, fair value through profit or loss and fair value through other comprehensive income.

Financial assets are written off when the rights to receive cash flows have expired or have been transferred in the latter case, provided that the Company has significantly transferred all risks and benefits of ownership.

If the company substantially holds all the risks and benefits of the financial asset's ownership, it must continue to recognize the financial asset.

Financial liabilities are classified as amortized cost or fair value through profit or loss. Management determines the classification of its financial liabilities at initial recognition.

Financial liabilities are written off only when they are extinguished, that is, when the obligation specified in the contract is settled, cancelled, or expires. The Company also extinguishes financial liability when the terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.

Financial assets and liabilities are offset, and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle them on a net basis or when the realization of the asset and settlement of the liability occurs simultaneously.

Derivative Instruments and Hedging Activities

Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently measured at fair value with variations recorded against profit or loss under Financial Income in the income statement.

Hedge Accounting: The Company adopts hedge accounting and designates certain financial liabilities as a hedge instrument for exchange rate risk and price risk (Platts index) associated with cash flows from forecast and highly probable exports (cash flow hedge).

At the beginning of the operation, the Company documents the relationships between the hedging instruments and the hedged items (expected exports), as well as the objectives of risk management and the strategy for carrying out various hedging operations.

Furthermore, it documents its assessment, both at the beginning of the hedge and on an ongoing basis, that hedging operations are highly effective in offsetting variations in the cash flows of hedged items.

The effective portion of changes in the fair value of financial liabilities designated and qualified as cash flow hedges is recognized in equity, under the heading "Hedge Accounting". Gains or losses related to the non-effective portion are recognized in other operating expenses/revenues when applicable.

The gains and losses from Cash Flow Hedge Accounting of debt financial instruments and iron ore derivative financial instruments will not immediately affect the Company's income, but only as exports are realized.

The accumulated amounts in equity are realized in the operating results in the periods when the projected exports affect the result.

When a hedging instrument expires or is settled early, or the hedging relationship no longer meets the criteria for Hedge Accounting, or when Management decides to discontinue Hedge Accounting, any accumulated gain or loss existing in equity at that time remains recorded in shareholders' equity and, from that point forward, exchange variations are recorded in financial income. When the forecasted transaction is carried out, the gain or loss is reclassified to operating income. When a forecasted operation is no longer expected to occur, the cumulative gain or loss that has been presented in equity is immediately transferred to the income statement under the heading "Other Operations".

Investment Hedge: The Company designates a portion of its financial liabilities for net investment as a hedging instrument for its investments abroad with functional currency different from the Group's currency in accordance with IAS 39 and IFRS 9. This relationship occurs because financial liabilities are related to investments in the amounts necessary for the effective relationship.

The Company documents, at the inception of the transaction, the relationships between hedging instruments and hedged items, as well as the risk management objectives and strategy for undertaking hedging transactions. The Company also documents its assessment, both at hedge inception and on an ongoing basis, that the hedging transactions are highly effective in offsetting changes in the hedged items.

The effective portion of changes in the fair value of financial liabilities that are designated and qualify as net investment hedges is recognized as equity under Hedge Accounting. The gains or losses related to the ineffective portion are recognized in Other Operations, when applicable. If at any time during the hedge relationship the debt balance is greater than the investment balance, the exchange variation on the excess debt is reclassified to the income statement as other operating income/expenses (hedge ineffectiveness).

The amounts accumulated in the equity will be realized in the income statement by the disposal or partial disposal of the foreign operation.